Annual Fund Operating Expenses (Vanguard Wellington Fund Participant)	Vanguard Wellington Fund Vanguard Wellington Fund - Investor Shares 12/1/2013 - 11/30/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%